Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Benefit Plans
16.	Benefit Plans
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis.
Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the years ended December 31, 2021 and 2020, the Company made contributions of
 $
989
and $
835
, respectively, to the plan.